Securities - Available for Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 227,031	$ 192,820
Gross Unrealized Gains	5,085	4,292
Gross Unrealized Losses	(1,054)	(1,248)
Fair Value	231,062	195,864
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	30,450	37,406
Gross Unrealized Gains	100	117
Gross Unrealized Losses	(192)	(77)
Fair Value	30,357	37,446
Obligations of States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	114,002	92,177
Gross Unrealized Gains	4,226	3,395
Gross Unrealized Losses	(172)	(574)
Fair Value	118,056	94,998
Mortgage-back Securities in Government Sponsored Entities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	82,098	62,756
Gross Unrealized Gains	408	483
Gross Unrealized Losses	(690)	(597)
Fair Value	81,817	62,642
Total Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	226,550	192,339
Gross Unrealized Gains	4,734	3,995
Gross Unrealized Losses	(1,054)	(1,248)
Fair Value	230,230	195,086
Equity Securities in Financial Institutions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	481	481
Gross Unrealized Gains	351	297
Fair Value	$ 832	$ 778